Annual Fund Operating Expenses	0 Months Ended
	Aug. 01, 2011
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Balanced Growth Portfolio) | Class A
Operating Expenses:
Management fees	0.06%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.16%	[3]
Acquired fund fees and expenses	0.85%
Total annual Fund operating expenses	1.32%	[4]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Balanced Growth Portfolio) | Class B
Operating Expenses:
Management fees	0.06%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.16%	[3]
Acquired fund fees and expenses	0.85%
Total annual Fund operating expenses	2.07%	[4]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Balanced Growth Portfolio) | Class C
Operating Expenses:
Management fees	0.06%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.16%	[3]
Acquired fund fees and expenses	0.85%
Total annual Fund operating expenses	2.07%	[4]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Balanced Growth Portfolio) | Class R
Operating Expenses:
Management fees	0.06%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.16%	[3]
Acquired fund fees and expenses	0.85%
Total annual Fund operating expenses	1.57%	[4]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Balanced Growth Portfolio) | Class T
Operating Expenses:
Management fees	0.06%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.46%	[3]
Acquired fund fees and expenses	0.85%
Total annual Fund operating expenses	1.37%	[4]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Growth Portfolio) | Class A
Operating Expenses:
Management fees	0.04%	[2],[5]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.19%	[3]
Acquired fund fees and expenses	0.95%
Total annual Fund operating expenses	1.43%
Fee waivers and/or reimbursements	(0.01%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.42%	[4]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Growth Portfolio) | Class B
Operating Expenses:
Management fees	0.04%	[2],[5]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.19%	[3]
Acquired fund fees and expenses	0.95%
Total annual Fund operating expenses	2.18%
Fee waivers and/or reimbursements	(0.01%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.17%	[4]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Growth Portfolio) | Class C
Operating Expenses:
Management fees	0.04%	[2],[5]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.19%	[3]
Acquired fund fees and expenses	0.95%
Total annual Fund operating expenses	2.18%
Fee waivers and/or reimbursements	(0.01%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.17%	[4]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Growth Portfolio) | Class R
Operating Expenses:
Management fees	0.04%	[2],[5]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.19%	[3]
Acquired fund fees and expenses	0.95%
Total annual Fund operating expenses	1.68%
Fee waivers and/or reimbursements	(0.01%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.67%	[4]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Growth Portfolio) | Class R4
Operating Expenses:
Management fees	0.04%	[2],[5]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.42%	[3]
Acquired fund fees and expenses	0.95%
Total annual Fund operating expenses	1.41%
Fee waivers and/or reimbursements	(0.05%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.36%	[4]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income and Growth Portfolio) | Class A
Operating Expenses:
Management fees	0.06%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%	[3]
Acquired fund fees and expenses	0.70%
Total annual Fund operating expenses	1.26%
Fee waivers and/or reimbursements	(0.01%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.25%	[4]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income and Growth Portfolio) | Class B
Operating Expenses:
Management fees	0.06%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[3]
Acquired fund fees and expenses	0.70%
Total annual Fund operating expenses	2.01%
Fee waivers and/or reimbursements	(0.01%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.00%	[4]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income and Growth Portfolio) | Class C
Operating Expenses:
Management fees	0.06%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[3]
Acquired fund fees and expenses	0.70%
Total annual Fund operating expenses	2.01%
Fee waivers and/or reimbursements	(0.01%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.00%	[4]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income and Growth Portfolio) | Class R
Operating Expenses:
Management fees	0.06%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.25%	[3]
Acquired fund fees and expenses	0.70%
Total annual Fund operating expenses	1.51%
Fee waivers and/or reimbursements	(0.01%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.50%	[4]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income Portfolio) | Class A
Operating Expenses:
Management fees	0.07%	[2],[8]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.65%	[3]
Acquired fund fees and expenses	0.25%
Total annual Fund operating expenses	1.22%
Fee waivers and/or reimbursements	(0.41%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.81%	[10]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income Portfolio) | Class B
Operating Expenses:
Management fees	0.07%	[2],[8]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.65%	[3]
Acquired fund fees and expenses	0.25%
Total annual Fund operating expenses	1.97%
Fee waivers and/or reimbursements	(0.41%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%	[10]
(Columbia LifeGoal Balanced Growth Portfolio - ABCR R4 T) | (Columbia LifeGoal Income Portfolio) | Class C
Operating Expenses:
Management fees	0.07%	[2],[8]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.65%	[3]
Acquired fund fees and expenses	0.25%
Total annual Fund operating expenses	1.97%
Fee waivers and/or reimbursements	(0.41%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%	[10]
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Balanced Growth Portfolio) | Class Z
Operating Expenses:
Management fees	0.06%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.16%	[3]
Acquired fund fees and expenses	0.85%
Total annual Fund operating expenses	1.07%	[4]
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Growth Portfolio) | Class Z
Operating Expenses:
Management fees	0.04%	[2],[5]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.19%	[3]
Acquired fund fees and expenses	0.95%
Total annual Fund operating expenses	1.18%
Fee waivers and/or reimbursements	(0.01%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.17%	[4]
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Income and Growth Portfolio) | Class Z
Operating Expenses:
Management fees	0.06%	[1],[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[3]
Acquired fund fees and expenses	0.70%
Total annual Fund operating expenses	1.01%
Fee waivers and/or reimbursements	(0.01%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.00%	[4]
(Columbia LifeGoal Balanced Growth Portfolio - Z) | (Columbia LifeGoal Income Portfolio) | Class Z
Operating Expenses:
Management fees	0.07%	[2],[8]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.65%	[3]
Acquired fund fees and expenses	0.25%
Total annual Fund operating expenses	0.97%
Fee waivers and/or reimbursements	(0.41%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.56%	[10]
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class A
Operating Expenses:
Management fees	0.42%	[2]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.20%	[3]
Total annual Fund operating expenses	0.87%
Fee waivers and/or reimbursements	(0.13%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.74%
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class B
Operating Expenses:
Management fees	0.42%	[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.20%	[3]
Total annual Fund operating expenses	1.62%
Fee waivers and/or reimbursements	(0.13%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.49%
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class C
Operating Expenses:
Management fees	0.42%	[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.20%	[3]
Total annual Fund operating expenses	1.62%
Fee waivers and/or reimbursements	(0.13%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.49%
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class I
Operating Expenses:
Management fees	0.42%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.03%	[3]
Total annual Fund operating expenses	0.45%
Fee waivers and/or reimbursements	none	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.45%
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class R
Operating Expenses:
Management fees	0.42%	[2]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.20%	[3]
Total annual Fund operating expenses	1.12%
Fee waivers and/or reimbursements	(0.13%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.99%
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class R4
Operating Expenses:
Management fees	0.42%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.33%	[3]
Total annual Fund operating expenses	0.75%
Fee waivers and/or reimbursements	none	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.75%
(Columbia Short Term Bond Fund - ABCIR R4 W) | (Columbia Short Term Bond Fund) | Class W
Operating Expenses:
Management fees	0.42%	[2]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.20%	[3]
Total annual Fund operating expenses	0.87%
Fee waivers and/or reimbursements	(0.13%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.74%
(Columbia Short Term Bond Fund - Y) | (Columbia Short Term Bond Fund) | Class Y
Operating Expenses:
Management fees	0.42%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.03%	[3]
Total annual Fund operating expenses	0.45%
(Columbia Short Term Bond Fund - Z) | (Columbia Short Term Bond Fund) | Class Z
Operating Expenses:
Management fees	0.42%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.20%	[3]
Total annual Fund operating expenses	0.62%
Fee waivers and/or reimbursements	(0.13%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.49%
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Class A
Operating Expenses:
Management fees	0.42%	[2]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.20%	[3]
Total annual Fund operating expenses	0.87%
Fee waivers and/or reimbursements	(0.15%)	[15]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.72%
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Class B
Operating Expenses:
Management fees	0.42%	[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.20%	[3]
Total annual Fund operating expenses	1.62%
Fee waivers and/or reimbursements	(0.15%)	[15]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.47%
(Columbia Short Term Municipal Bond Fund - ABC) | (Columbia Short Term Municipal Bond Fund) | Class C
Operating Expenses:
Management fees	0.42%	[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.20%	[3]
Total annual Fund operating expenses	1.62%
Fee waivers and/or reimbursements	(0.15%)	[15]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.47%
(Columbia Short Term Municipal Bond Fund - Z) | (Columbia Short Term Municipal Bond Fund) | Class Z
Operating Expenses:
Management fees	0.42%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.20%	[3]
Total annual Fund operating expenses	0.62%
Fee waivers and/or reimbursements	(0.15%)	[16]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.47%
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Class A
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.26%	[3]
Total annual Fund operating expenses	0.98%
Fee waivers and/or reimbursements	(0.25%)	[17]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.73%
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Class B
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[3]
Total annual Fund operating expenses	1.73%
Fee waivers and/or reimbursements	(0.25%)	[17]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.48%
(Columbia CA Intermediate Municipal Bond Fund - ABC) | (Columbia California Intermediate Municipal Bond Fund) | Class C
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.26%	[3]
Total annual Fund operating expenses	1.73%
Fee waivers and/or reimbursements	(0.25%)	[17]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.48%
(Columbia CA Intermediate Municipal Bond Fund - Z) | (Columbia California Intermediate Municipal Bond Fund) | Class Z
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.26%	[3]
Total annual Fund operating expenses	0.73%
Fee waivers and/or reimbursements	(0.25%)	[18]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.48%
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class A
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.29%	[3]
Total annual Fund operating expenses	1.01%
Fee waivers and/or reimbursements	(0.21%)	[19]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.80%
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class B
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.29%	[3]
Total annual Fund operating expenses	1.76%
Fee waivers and/or reimbursements	(0.21%)	[19]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.55%
(Columbia GA Intermediate Municipal Bond Fund - ABC) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class C
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.29%	[3]
Total annual Fund operating expenses	1.76%
Fee waivers and/or reimbursements	(0.21%)	[19]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.55%
(Columbia GA Intermediate Municipal Bond Fund - Z) | (Columbia Georgia Intermediate Municipal Bond Fund) | Class Z
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.29%	[3]
Total annual Fund operating expenses	0.76%
Fee waivers and/or reimbursements	(0.21%)	[20]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.55%
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class A
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.27%	[3]
Total annual Fund operating expenses	0.99%
Fee waivers and/or reimbursements	(0.19%)	[19]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.80%
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class B
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.27%	[3]
Total annual Fund operating expenses	1.74%
Fee waivers and/or reimbursements	(0.19%)	[19]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.55%
(Columbia MD Intermediate Municipal Bond Fund - ABC) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class C
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.27%	[3]
Total annual Fund operating expenses	1.74%
Fee waivers and/or reimbursements	(0.19%)	[19]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.55%
(Columbia MD Intermediate Municipal Bond Fund - Z) | (Columbia Maryland Intermediate Municipal Bond Fund) | Class Z
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.27%	[3]
Total annual Fund operating expenses	0.74%
Fee waivers and/or reimbursements	(0.19%)	[20]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.55%
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class A
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.24%	[3]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.97%
Fee waivers and/or reimbursements	(0.17%)	[21]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.80%
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class B
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%	[3]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	1.72%
Fee waivers and/or reimbursements	(0.17%)	[21]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.55%
(Columbia NC Intermediate Municipal Bond Fund - ABC) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class C
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%	[3]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	1.72%
Fee waivers and/or reimbursements	(0.17%)	[21]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.55%
(Columbia NC Intermediate Municipal Bond Fund - Z) | (Columbia North Carolina Intermediate Municipal Bond Fund) | Class Z
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%	[3]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.72%
Fee waivers and/or reimbursements	(0.17%)	[22]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.55%
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class A
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%	[3]
Total annual Fund operating expenses	0.97%
Fee waivers and/or reimbursements	(0.18%)	[21]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.79%
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class B
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[3]
Total annual Fund operating expenses	1.72%
Fee waivers and/or reimbursements	(0.18%)	[21]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.54%
(Columbia SC Intermediate Municipal Bond Fund - ABC) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class C
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[3]
Total annual Fund operating expenses	1.72%
Fee waivers and/or reimbursements	(0.18%)	[21]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.54%
(Columbia SC Intermediate Municipal Bond Fund - Z) | (Columbia South Carolina Intermediate Municipal Bond Fund) | Class Z
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[3]
Total annual Fund operating expenses	0.72%
Fee waivers and/or reimbursements	(0.18%)	[22]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.54%
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class A
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.22%	[3]
Total annual Fund operating expenses	0.94%
Fee waivers and/or reimbursements	(0.15%)	[21]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.79%
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class B
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.22%	[3]
Total annual Fund operating expenses	1.69%
Fee waivers and/or reimbursements	(0.15%)	[21]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.54%
(Columbia VA Intermediate Municipal Bond Fund - ABC) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class C
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.22%	[3]
Total annual Fund operating expenses	1.69%
Fee waivers and/or reimbursements	(0.15%)	[21]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.54%
(Columbia VA Intermediate Municipal Bond Fund - Z) | (Columbia Virginia Intermediate Municipal Bond Fund) | Class Z
Operating Expenses:
Management fees	0.47%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%	[3]
Total annual Fund operating expenses	0.69%
Fee waivers and/or reimbursements	(0.15%)	[22]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.54%
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class A
Operating Expenses:
Management fees	0.02%	[2]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.42%	[3]
Acquired fund fees and expenses	1.06%
Total annual Fund operating expenses	1.75%
Fee waivers and/or reimbursements	(0.44%)	[23]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.31%
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class B
Operating Expenses:
Management fees	1.00%
Distribution and/or service (Rule 12b-1) fees	0.02%	[2]
Other expenses	0.42%	[3]
Acquired fund fees and expenses	1.06%
Total annual Fund operating expenses	2.50%
Fee waivers and/or reimbursements	(0.44%)	[23]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.06%
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class C
Operating Expenses:
Management fees	0.02%	[2]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.42%	[3]
Acquired fund fees and expenses	1.06%
Total annual Fund operating expenses	2.50%
Fee waivers and/or reimbursements	(0.44%)	[23]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.06%
(Columbia Masters International Equity Portfolio - ABCR) | (Columbia Masters International Equity Portfolio) | Class R
Operating Expenses:
Management fees	0.02%	[2]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.42%	[3]
Acquired fund fees and expenses	1.06%
Total annual Fund operating expenses	2.00%
Fee waivers and/or reimbursements	(0.44%)	[23]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.56%
(Columbia Masters International Equity Portfolio - Z) | (Columbia Masters International Equity Portfolio) | Class Z
Operating Expenses:
Management fees	0.02%	[2]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.42%	[3]
Acquired fund fees and expenses	1.06%
Total annual Fund operating expenses	1.50%
Fee waivers and/or reimbursements	(0.44%)	[24]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.06%
(Corporate Bond Portfolio - Shares) | (Corporate Bond Portfolio) | Corporate Bond Portfolio Shares
Operating Expenses:
Management fees	none
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	none
(Mortgage- and Asset-Backed Portfolio - Shares) | (Mortgage- and Asset-Backed Portfolio) | Mortgage- and Asset-Backed Portfolio Shares
Operating Expenses:
Management fees	none
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	none

[1]	Management fees are composed of an investment advisory fee of 0.04% and an administration fee of 0.02%. The Adviser has implemented a schedule for the Fund's investment advisory fees whereby the Fund pays (i) 0.00% on its assets that are invested in funds that pay an investment advisory fee to the Adviser; (ii) 0.55% on its assets invested in securities (other than third party advised mutual funds and funds that pay an investment advisory fee to the Adviser), including other funds advised by the Adviser that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities; and (iii) 0.10% on its assets that are invested in non-exchange traded third party funds.
[2]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[3]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[4]	"Total annual Fund operating expenses" may not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.
[5]	Management fees are composed of an investment advisory fee of 0.02% and an administration fee of 0.02%. Columbia Management Investment Advisers, LLC (the Adviser) has implemented a schedule for the Fund's investment advisory fees whereby the Fund pays (i) 0.00% on its assets that are invested in funds that pay an investment advisory fee to the Adviser; (ii) 0.55% on its assets invested in securities (other than third party advised mutual funds and funds that pay an investment advisory fee to the Adviser), including other funds advised by the Adviser that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities; and (iii) 0.10% on its assets that are invested in non-exchange traded third party funds.
[6]	The Adviser and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.45% for Class A, 1.20% for Class B, 1.20% for Class C, 0.70% for Class R and 0.39% for Class R4.
[7]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.51% for Class A, 1.26% for Class B, 1.26% for Class C and 0.76% for Class R.
[8]	Management fees are composed of an investment advisory fee of 0.05% and an administration fee of 0.02%. The Adviser has implemented a schedule for the Fund's investment advisory fees whereby the Fund pays (i) 0.00% on its assets that are invested in funds that pay an investment advisory fee to the Adviser; (ii) 0.40% on its assets invested in securities (other than third party advised mutual funds and funds that pay an investment advisory fee to the Adviser), including other funds advised by the Adviser that do not pay an investment advisory fee, exchange-traded funds, derivatives and individual securities; and (iii) 0.10% on its assets that are invested in non-exchange traded third party funds.
[9]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.51% for Class A, 1.26% for Class B and 1.26% for Class C.
[10]	"Total annual Fund operating expenses" do not match "Net Expenses" in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.
[11]	The Adviser and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.20% for Class Z.
[12]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, investment advisory fees and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.26% for Class Z.
[13]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.74% for Class A, 1.49% for Class B, 1.49% for Class C, 0.45% for Class I, 0.99% for Class R, 0.75% for Class R4 and 0.74% for Class W.
[14]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.49% for Class Z.
[15]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.72% for Class A, 1.47% for Class B and 1.47% for Class C.
[16]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.47% for Class Z.
[17]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.73% for Class A, 1.48% for Class B and 1.48% for Class C.
[18]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.48% for Class Z.
[19]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.80% for Class A, 1.55% for Class B and 1.55% for Class C.
[20]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.55% for Class Z.
[21]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.79% for Class A, 1.54% for Class B and 1.54% for Class C.
[22]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.54% for Class Z.
[23]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class B, 1.00% for Class C and 0.50% for Class R.
[24]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.00% for Class Z.